BRADFORD RODGERS

Senior Vice President and Senior Counsel

Writer's Direct Number: (205) 268-1113

Facsimile Number: (205) 268-3597

Toll-Free Number: (800) 627-0220

E-mail: brad.rodgers@protective.com

April 13, 2022

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Protective Life Insurance Company
Post-Effective Amendment No. 3 to Registration Statement on Form S-1
For Market Defender Annuity Contracts (333-255192)

Dear Commissioners:

Along with this letter, Protective Life Insurance Company (“Protective Life”) is transmitting the above-captioned Post-Effective Amendment No. 3 to the Registration Statement on Form S-1 for filing with the Securities and Exchange Commission. This Registration Statement relates to certain limited flexible premium deferred index-linked annuity contracts (the “Contracts”) issued by the Company. Post-Effective Amendment No. 3 (the “Post-Effective Amendment”) contains all exhibits and other required information regarding Protective Life.

The Post-Effective Amendment does not reflect any changes to the terms of the Contracts or any material changes to disclosure relating to the Contracts. The Post-Effective Amendment has been marked to show all changes made since Post-Effective Amendment No. 2 to the Registration Statement on Form S-1, which was filed on September 14, 2021 (333-255192).

We are also submitting requests from Protective Life, the issuer, and Investment Distributors, Inc., the principal underwriter, that the effectiveness of this Registration Statement be accelerated to May 2, 2022 or a date as soon as practicable thereafter.

If you have any questions or comments about this filing, please contact the undersigned at (205) 268-1113 or our counsel Thomas Bisset at (202) 383-0118.

Very truly yours,

/s/ Bradford Rodgers

Bradford Rodgers
Senior Counsel

cc:	Thomas Bisset, Esq.